Consolidated Statement of Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unearned Employee Stock Ownership Plan Shares [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2011	$ 24,780	$ 91	$ 53,462	$ 42,983	$ 471	$ (3,191)	$ (61,535)	$ 57,061
Net income (loss)				5,321				5,321
Other comprehensive loss					(520)			(520)
Preferred stock discount amortization	556		(556)					0
Stock compensation expense			7					7
Unearned compensation restricted stock awards			(1,199)				1,199	0
Restricted stock awards forfeited			10				(10)	0
Amortization of restricted stock awards			233					233
Preferred stock dividends				(1,300)				(1,300)
Earned employee stock ownership plan shares			(162)			194		32
Balance at Dec. 31, 2012	25,336	91	51,795	47,004	(49)	(2,997)	(60,346)	60,834
Net income (loss)				26,670				26,670
Other comprehensive loss					(625)			(625)
Preferred stock discount amortization	664		(664)					0
Stock compensation expense			4					4
Unearned compensation restricted stock awards			(349)				349	0
Restricted stock awards forfeited			208				(327)	(119)
Amortization of restricted stock awards			202					202
Preferred stock dividends				(1,463)				(1,463)
Earned employee stock ownership plan shares			(21)			193		172
Balance at Dec. 31, 2013	26,000	91	51,175	72,211	(674)	(2,804)	(60,324)	85,675
Net income (loss)				7,379				7,379
Other comprehensive loss					256			256
Redemption of preferred stock	(16,000)							(16,000)
Stock compensation expense			1					1
Restricted stock awards forfeited			(1,262)				1,262	0
Amortization of restricted stock awards			240					240
Preferred stock dividends				(1,785)				(1,785)
Earned employee stock ownership plan shares			53			194		247
Balance at Dec. 31, 2014	$ 10,000	$ 91	$ 50,207	$ 77,805	$ (418)	$ (2,610)	$ (59,062)	$ 76,013